Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	06/30/2010

Check here if Amendment [ ]; Amendment Number:
	This Amendment (Check only one.):		[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Richard C. Young & Co., Ltd.
Address:	98 William Street
		Newport, RI 02840

Form 13F File Number:	028-12215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Christopher Stack
Title:		Senior Vice President
Phone:		4018492137

Report Type

[x]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

Form 13F Summary Page

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:	239,811 (x$1,000)

List of Other Included Managers:	None.

NAME ISS			TIT OF CL	CUS          	VAL x$1000	SHS 		INV DIS	OT MAN	VOT

AT&T INC			COM		00206R102	2,515		103,985 (SH)	SLE	NO	NO
AMERICAN STS WTR CO		COM		029899101	801		24,160(SH)	SLE	NO	NO
ATMOS ENERGY CORP		COM		049560105	3,225		119,276(SH)	SLE	NO	NO
BANK NOVA SCOTIA HALIFAX	COM		064149107	2,142		46,548 (SH)	SLE	NO	NO
BLACK HILLS CORP		COM		092113109	1,556		54,671 (SH)	SLE	NO	NO
BLACKROCK ENERGY & RES TR	COM		09250U101	4,107		183,113(SH)	SLE	NO	NO
BLACKROCK ENHANCED DIV ACHV	COM		09251A104       3,554		455,592(SH)	SLE	NO	NO
BLACKROCK REAL ASSET EQUITY	COM		09254B109	3,824		338,382(SH)	SLE	NO	NO
BLACKROCK ENH CAP & INC FD I	COM		09256A109	4,166		299,066(SH)	SLE	NO	NO
BOEING CO			COM		097023105	2,497		 39,799(SH)	SLE	NO	NO
BUCKEYE PRTN LP 		UNT LTD PRTN	118230101	1,627		27,563(SH)	SLE	NO	NO
CALIFORNIA WTR SVC GROUP	COM		130788102	559		15,645(SH)	SLE	NO	NO
CATERPILLAR INC DEL		COM		149123101	2,316		38,550(SH)	SLE	NO	NO
COCA COLA CO			COM		191216100	3,112		62,101(SH)	SLE	NO	NO
COLGATE PALMOLIVE CO		COM		194162103	1,430		18,161(SH)	SLE	NO	NO
COMPANHIA ENERGETICA DE MINA	SP ADR 		204409601	1,307		89,109(SH)	SLE	NO	NO
CONNECTICUT WTR SVC INC		COM		207797101	1,204		57,258(SH)	SLE	NO	NO
CURRENCYSHARES SWISS FRC T	SWISS FRC SH	23129V109	6,910		74,947(SH)	SLE	NO	NO
DIAGEO PLC			SPON ADR NEW	25243Q205	2,542		40,518(SH)	SLE	NO	NO
DUKE ENERGY CORP NEW		COM		26441C105	3,557		222,308(SH)	SLE	NO	NO
GENERAL ELECTRIC CO 		COM		369604103	1,172		81,305(SH)	SLE	NO	NO
HARLEY DAVIDSON INC		COM		412822108	1,288		57,960(SH)	SLE	NO	NO
HEINZ H J CO			COM		423074103	2,152		49,802(SH)	SLE	NO	NO
ISHARES INC			MSCI CDA INDEX	464286509	22,319		897,417(SH)	SLE	NO	NO
ISHARES INC			MSCI SWITZERLD	464286749	7,882		394,321(SH)	SLE	NO	NO
ISHARES TR			DJ OIL&GAS EXP	464288851	6,592		137,624(SH)	SLE	NO	NO
JOHNSON & JOHNSON		COM		478160104	3,384		 57,297(SH)	SLE	NO	NO
KIMBERLY CLARK CORP		COM		494368103	3,684		60,763(SH)	SLE	NO	NO
KINDER MORGAN MANAGEMENT LLC	SHS		49455U100	984		17,390(SH)	SLE	NO	NO
KINDER MORGAN ENRGY PRTN	UT LTD PRTN	494550106	2,794		 42,938(SH)	SLE	NO	NO
KRAFT FOODS INC			CL A		50075N104	2,728		97,444(SH)	SLE	NO	NO
MARKET VECTORS ETF TR		AGRIBUS ETF	57060U605	6,869		189,582(SH)	SLE	NO	NO
MARKET VECTORS ETF TR		BRAZL SMCP ETF	57060U613	9,190		210,701(SH)	SLE	NO	NO
MIDDLESEX WATER CO		COM		596680108	2,172		137,070(SH)	SLE	NO	NO
NEXTERA ENERGY INC		COM		65339F101	3,437		70,489(SH)	SLE	NO	NO
NORTHWEST NAT GAS CO		COM		667655104	3,209		73,649(SH)	SLE	NO	NO
NUSTAR ENERGY LP		UNIT COM	67058H102	2,017		35,137(SH)	SLE	NO	NO
PEPSICO INC			COM		713448108	2,947		 48,355(SH)	SLE	NO	NO
PIEDMONT NAT GAS INC		COM		720186105	2,471		 97,681(SH)	SLE	NO	NO
PLUM CREEK TIMBER CO INC	COM		729251108	2,517		 72,906(SH)	SLE	NO	NO
RAYONIER INC			COM		754907103	3,608		 81,958(SH)	SLE	NO	NO
SELECT SECTOR SPDR TR		SBI INT-UTILS	81369Y886	9,142		323,499(SH)	SLE	NO	NO
SPDR GOLD TRUST			GOLD SHS	78463V107	48,384		 397,630(SH)	SLE	NO	NO
SUNOCO LOGISTICS PRTNRS LP	COM UNITS	86764L108	963		13,381(SH)	SLE	NO	NO
TELE NORTE LESTE PART SA	SPON ADR PFD	879246106	1,134		75,802(SH)	SLE	NO	NO
TC PIPELINES LP			UT COM LTD PRT	87233Q108	1,675		40,901(SH)	SLE	NO	NO
UNILEVER PLC ADR		SPON ADR NEW	904767704	3,420		127,946(SH)	SLE	NO	NO
UNITED TECHNOLOGIES CORP	COM		913017109	2,411		 37,149(SH)	SLE	NO	NO
VANGUARD WORLD FDS		CONSUM STP ETF	92204A207	13,066		204,441(SH)	SLE	NO	NO
VANGUARD WORLD FDS		INDUSTRIAL ETF	92204A603	4,898		96,276(SH)	SLE	NO	NO
VECTREN CORP			COM		92240G101	3,021		127,713(SH)	SLE	NO	NO
VERIZON COMMUNICATIONS INC	COM		92343V104	2,765		98,673(SH)	SLE	NO	NO
XCEL ENERGY INC			COM		98389B100	2,565		124,452(SH)	SLE	NO	NO